SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Additional lease receivable		$ 447
Right of use asset		360
Lease obligation	$ 2,069	$ 1,463
Retained earnings	(823)
Accumulated other comprehensive income	$ 167
Bottom of Range [Member]
Statement Line Items [Line Items]
Percentage of voting rights	20.00%
Top of Range [Member]
Statement Line Items [Line Items]
Percentage of voting rights	50.00%